SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geographic Location) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Long Lived Assets		$ 48,680	$ 61,331
United States [Member]
Segment Reporting Information [Line Items]
Long Lived Assets		4,635	5,353
Israel [Member]
Segment Reporting Information [Line Items]
Long Lived Assets		33,898	41,948
United Kingdom [Member]
Segment Reporting Information [Line Items]
Long Lived Assets		3,118	4,858
Europe, the Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Long Lived Assets	[1]	747	525
Other [Member]
Segment Reporting Information [Line Items]
Long Lived Assets		$ 6,282	$ 8,647

[1]	Excluding United Kingdom and Israel